RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shenzhen Champs Elysees Renovations Co., Ltd. ("Champs Elysees") [Member]
Related Party Transaction [Line Items]
Office decoration charges	$ 473,332	$ 377,079	$ 4,446
Property management fees and utility expenses	56,925	59,973	53,355
Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member]
Related Party Transaction [Line Items]
Rental expense	399,167	361,417	340,556
Amount borrowed from related party	$ 46
Debt instrument, term	4 days
Interest expense	$ 60,000
Discontinued Operations [Member] | Shenzhen Champs Elysees Renovations Co., Ltd. ("Champs Elysees") [Member]
Related Party Transaction [Line Items]
Property management fees and utility expenses	25,681	30,709	25,695
Discontinued Operations [Member] | Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member]
Related Party Transaction [Line Items]
Rental expense	$ 18,076	$ 185,064	$ 164,009